Stock Based Compensation - Summary of Status of Company's Non-vested Stock Option Grants (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Non-vested Beginning Balance, Shares	2,472
Granted, Shares
Vested, Shares	(2,472)
Forfeited, Shares
Non-vested Ending Balance, Shares
Non-vested Beginning Balance, Weighted Average Grant Date Fair Value	$ 1.43
Granted, Weighted Average Grant Date Fair Value
Vested, Weighted Average Grant Date Fair Value	$ 1.43
Forfeited, Weighted Average Grant Date Fair Value
Non-vested Ending Balance, Weighted Average Grant Date Fair Value